Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following as of:
	June 30, 2019 (Unaudited)	December 31, 2018
Finished goods	$650,213	$96,750
Raw materials	774,588	1,383,630
Total inventories	$1,424,801	$1,480,380

Inventories consist of the following as of December 31:

	2018	2017
Finished goods	$96,750	$240,917
Raw materials	1,383,630	98,937
Packing supplies and materials	-	571
Total inventories	$1,480,380	$340,425